Leases Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Millions	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 12.3	$ 13.2
Operating Lease, Liability, Current	3.5		$ 0.0
Operating Lease, Liability, Noncurrent	10.2
Operating Lease, Liability	$ 13.7	$ 14.5
Operating Lease, Weighted Average Remaining Lease Term	6 years 11 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	8.25%